--------------------------------------------------------------------------------

                                  FINAL REPORT


                                  JOHN HANCOCK
                             SMALL CAP EQUITY FUND Y


                               John Hancock Funds


                                  June 28, 2002

--------------------------------------------------------------------------------

John Hancock Funds - Small Cap Equity Fund  Y
Schedule of Investments

6/28/02 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        NUMBER OF
ISSUER, DESCRIPTION                                                                                       SHARES         VALUE
-------------------                                                                                       ------         -----
COMMON STOCKS
Automobiles / Trucks (1.37%)
Superior Industries International, Inc.                                                                     7,327          $338,874
                                                                                                                    ---------------

Banks - United States (3.99%)
Southwest Bancorp. of Texas, Inc.*                                                                          6,900           249,918
Staten Island Bancorp., Inc.                                                                               13,660           262,272
Sterling Bancshares, Inc.                                                                                  10,250           151,393
Westamerica Bancorp                                                                                         8,150           322,414
                                                                                                                    ---------------
                                                                                                                            985,997
                                                                                                                    ---------------

Broker Services (2.01%)
Jefferies Group, Inc.                                                                                       6,100           256,810
Knight Trading Group, Inc.                                                                                 45,850           240,254
                                                                                                                    ---------------
                                                                                                                            497,064
                                                                                                                    ---------------

Building (2.25%)
Beazer Homes USA, Inc.*                                                                                     3,638           291,040
Winnebago Industries, Inc.                                                                                  6,000           264,000
                                                                                                                    ---------------
                                                                                                                            555,040
                                                                                                                    ---------------

Business Services - Misc (1.25%)
Advisory Board Co. (The)*                                                                                   8,500           308,040
                                                                                                                    ---------------

Chemicals (3.34%)
Cabot Microelectronics Corp.*                                                                              13,100           565,396
Minerals Technologies Inc.                                                                                  5,251           258,979
                                                                                                                    ---------------
                                                                                                                            824,375
                                                                                                                    ---------------

Computers (8.65%)
Advent Software, Inc.*                                                                                      3,650            93,805
Aspen Technology, Inc.*                                                                                    28,200           235,188
JDA Software Group, Inc.*                                                                                   4,800           135,648
ProQuest Co.*                                                                                               9,289           329,760
SonicWALL, Inc.*                                                                                           23,600           118,472
Student Advantage, Inc.*                                                                                   54,950            13,738
UNOVA, Inc. *                                                                                             113,209           734,726
Wind River Systems, Inc.*                                                                                  95,000           475,950
                                                                                                                    ---------------
                                                                                                                          2,137,287
                                                                                                                    ---------------

Electronics (12.70%)
Axcelis Technologies, Inc.*                                                                                29,000           327,700
Cree, Inc.*                                                                                                45,450           601,303
MKS Instruments, Inc.*                                                                                     35,652           715,536
Plexus Corp.*                                                                                              12,700           229,870
Skyworks Solutions, Inc.*                                                                                  60,000           333,000
Three-Five Systems, Inc.                                                                                   38,524           439,174
Vicor Corp.*                                                                                               70,050           489,650
                                                                                                                    ---------------
                                                                                                                          3,136,233
                                                                                                                    ---------------

See notes to financial statements

                                                                                                        NUMBER OF
ISSUER, DESCRIPTION                                                                                       SHARES         VALUE
-------------------                                                                                       ------         -----
Energy (2.06%)
Headwaters, Inc.                                                                                           32,350          $509,512
                                                                                                                    ---------------

Finance (3.03%)
Sovereign Bancorp., Inc.                                                                                   50,000           747,500
                                                                                                                    ---------------

Food (4.60%)
American Italian Pasta Co. (Class A)*                                                                       5,800           295,742
Galaxy Nutritional Foods, Inc.*                                                                            75,000           363,750
Hain Celestial Group, Inc.*                                                                                25,700           475,450
                                                                                                                    ---------------
                                                                                                                          1,134,942
                                                                                                                    ---------------

Insurance (0.67%)
StanCorp Financial Group, Inc.                                                                              3,000           166,500
                                                                                                                    ---------------

Manufacturing(1.36%)
Cognex Corp.*                                                                                              16,750           335,837
                                                                                                                    ---------------

Media (7.13%)
Cumulus Media, Inc. (Class A)*                                                                             50,000           689,000
Pegasus Communications Corp.*                                                                             165,750           120,997
Radio One, Inc. (Class D)*                                                                                 35,300           524,911
Regent Communications, Inc.*                                                                               60,500           427,070
                                                                                                                    ---------------
                                                                                                                          1,761,978
                                                                                                                    ---------------

Medical (12.08%)
Alpharma, Inc. (Class A)                                                                                    9,400           159,612
Charles River Laboratories International, Inc.*                                                             7,580           265,679
Covance, Inc.*                                                                                             48,500           909,375
CryoLife, Inc.*                                                                                             8,722           140,075
Cyberonics, Inc.*                                                                                          25,000           327,975
I-STAT Corp.*                                                                                             136,000           484,160
Medicis Pharmaceutical Corp. (Class A)*                                                                    10,000           427,600
Techne Corp.*                                                                                               9,500           268,090
                                                                                                                    ---------------
                                                                                                                          2,982,566
                                                                                                                    ---------------

Oil & Gas (6.74%)
Chesapeake Energy Corp.*                                                                                   35,000           252,000
Petroleum Geo-Services ASA, American Depositary Receipts (ADR) (Norway)*                                   15,000            54,000
Precision Drilling Corp. (Canada)*                                                                         27,342           949,861
Pride International, Inc.*                                                                                 26,158           409,634
                                                                                                                    ---------------
                                                                                                                          1,665,495
                                                                                                                    ---------------

Protection - Safety Equip & Svc. (1.15%)
Pittston Brink's Group                                                                                     11,791           282,984
                                                                                                                    ---------------

Retail (5.21%)
Wild Oats Markets, Inc.*                                                                                   80,000         1,288,000
                                                                                                                    ---------------

Schools / Education (2.77%)
DeVry, Inc.*                                                                                               30,000           685,200
                                                                                                                    ---------------

See notes to financial statements

                                                                                                        NUMBER OF
ISSUER, DESCRIPTION                                                                                       SHARES         VALUE
-------------------                                                                                       ------         -----
Telecommunications (6.17%)
Alaska Communications Systems Holdings, Inc.*                                                              41,700          $198,033
Arris Group, Inc.*                                                                                         29,150           128,231
Aware, Inc.                                                                                                10,000            38,000
CTC Communications Group, Inc.*                                                                            92,150           161,263
LCC International, Inc. (Class A)*                                                                         48,850            69,855
Lightbridge, Inc.*                                                                                         42,000           344,820
NTELOS, Inc.*                                                                                              51,200            72,192
XM Satellite Radio Holdings, Inc. (Class A)*                                                               70,550           511,488
                                                                                                                    ---------------
                                                                                                                          1,523,882
                                                                                                                    ---------------

Transportation (5.15%)
Pacer International, Inc*                                                                                  12,850           221,534
RailAmerica, Inc.*                                                                                         97,000         1,049,540
                                                                                                                    ---------------
                                                                                                                          1,271,074
                                                                                                                    ---------------

Waste Disposal Service & Equip (0.88%)
Casella Waste Systems, Inc. (Class A)*                                                                     18,000           216,180
                                                                                                                    ---------------

                                                    TOTAL COMMON STOCKS (94.56%)
                                                              (Cost $31,068,551)                                         23,354,560
                                                                                                                    ---------------

PREFERRED STOCKS
Insurance (0.62%)
United Fire & Casualty Co.                                                                                  5,500           152,790

                                                  TOTAL PREFERRED STOCKS (0.62%)
                                                                 (Cost $137,500)                                            152,790
                                                                                                                    ---------------

                                                                                    INTEREST         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                    RATE        (000'S OMITTED)        VALUE
----------------------------------                                                    ----        ---------------        -----
SHORT-TERM INVESTMENTS
(Cost of $1,254,000)
Joint Repurchase Agreement (5.08%)
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 06-28-02, due 07-01-02
(Secured by U.S. Treasury Inflation Indexed Bonds, 3.375% thru
3.875% due 01-15-09 thru 04-15-32, and U.S. Treasury Notes,
3.625% due 07-15-02)                                                                  1.92%               $1,254          1,254,000
                                                                                                                    ---------------

                                                               TOTAL INVESTMENTS    100.26%                              24,761,350
                                                                                                                    ---------------

                                               OTHER ASSETS AND LIABILITIES, NET     (0.26%)                                (62,790)
                                                                                                                    ---------------

                                                                TOTAL NET ASSETS    100.00%                             $24,698,560
                                                                                                                    ===============

*Non-income producing security.

Parenthetical discolsure of a foreign country in the secuirty description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

                  John Hancock Funds - Small Cap Equity Fund Y

---------------     -----------------------------------------------------------------------------------
ASSETS AND          ASSETS
LIABILITIES         -----------------------------------------------------------------------------------
---------------     Investments at value               (cost -   $ 32,460,051)              $24,761,350
June 28, 2002 *     Cash                                                                            675
(unaudited)         Dividends and interest receivable                                               667
                    Other assets                                                                  2,370
                    Total assets                                                             24,765,062
                    -----------------------------------------------------------------------------------
                    LIABILITIES
                    -----------------------------------------------------------------------------------
                    Payable for shares repurchased                                               25,265
                    Payable to affiliates                                                        27,080
                    Other payables and accrued expenses                                          14,157
                    Total liabilities                                                            66,502
                    -----------------------------------------------------------------------------------
                    NET ASSETS
                    -----------------------------------------------------------------------------------
                    Capital paid-in                                                          36,285,582
                    Accumulated net realized loss on investments                             (3,887,451)
                    Net unrealized depreciation of investments                               (7,698,701)
                    Accumulated net investment loss                                                (870)
                    Net assets                                                              $24,698,560
                    -----------------------------------------------------------------------------------
                    NET ASET VALUE PER SHARE
                    -----------------------------------------------------------------------------------
                    Based on 2,898,526 shares of beneficial interest outstanding -
                    unlimited number of shares authorized with no par value                       $8.52

* The net assets of Small Cap Equity Fund Y (the "Fund") were merged into John Hancock Small Cap Equity Fund as of the the close of business on June 28, 2002, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to finacial statements.


See notes to financial statements       4

                  John Hancock Funds - Small Cap Equity Fund Y

--------------------------------------------------------------------------     -------------------------
INVESTMENT INCOME                                                              OPERATIONS
--------------------------------------------------------------------------     -------------------------
Security lending income                                        $    36,315     Period from March 1, 2002
Interest                                                             9,176     to June 28, 2002 *
Dividends                                                            7,883     (unaudited)
Total investment income                                             53,374

--------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------
Investment management fee                                           68,292
Transfer agent fee                                                   8,172
Registration and filing fee                                          6,566
Custodian fee                                                        4,898
Auditing fee                                                         2,100
Accounting and legal services fee                                    2,065
Legal fee                                                              250
Trustees' fee                                                          217
Miscellaneous                                                           56
Total expenses                                                      92,616
Less expense reductions                                            (14,568)
Net expenses                                                        78,048
Net investment loss                                                (24,674)

--------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------
Net realized loss on investments                                (3,540,845)
Change in net unrealized appreciation (depreciation) of
   investments                                                  (1,319,745)
Net realized and unrealized loss                                (4,860,590)
Decrease in net assets from operations                         ($4,885,264)

* The net assets of Small Cap Equity Fund Y (the "Fund") were merged into John Hancock Small Cap Equity Fund as of the the close of business on June 28, 2002, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements       5

                  John Hancock Funds - Small Cap Equity Fund Y

                                                                         YEAR ENDED    PERIOD ENDED
                                                                          2-28-02        6-28-02 *
                                                                                        (unaudited)
----------      --------------------------------------------------------------------------------------
CHANGES IN      INCREASE (DECREASE) IN NET ASSETS
NET ASSETS      --------------------------------------------------------------------------------------
----------      From operations
                Net investment loss                                        ($40,669)       ($24,674)
                Net realized gain (loss)                                    658,965      (3,540,845)
                Change in net unrealized appreciation (depreciation)     (4,658,272)     (1,319,745)
                                                                       ------------    ------------
                Decrease in net assets resulting from operations         (4,039,976)     (4,885,264)
                                                                       ------------    ------------
                Distributions to shareholders
                From net realized gain                                   (1,880,761)             --

                From fund share transactions
                Shares sold                                              12,846,469       3,174,878
                Distributions reinvested                                  1,880,761              --
                Shares repurchased                                       (9,292,408)     (3,288,561)
                                                                       ------------    ------------
                Net increase (decrease)                                   5,434,822        (113,683)
                                                                       ------------    ------------
                NET ASSETS
                Beginning of period                                      30,183,422      29,697,507
                End of period **                                        $29,697,507     $24,698,560
                                                                       ============    ============
                ANALYSIS OF FUND SHARE TRANSACTIONS
                Shares sold                                               1,063,477         305,087
                Distributions reinvested                                    152,659              --
                Shares repurchased                                         (787,858)       (323,949)
                                                                       ------------    ------------
                Net increase (decrease)                                     428,278         (18,862)
                                                                       ============    ============

* The net assets of Small Cap Equity Fund Y (the "Fund") were merged into John Hancock Small Cap Equity Fund as of the the close of business on June 28, 2002, and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to finacial statements.

**  Includeds accumulated net investment loss of $870 and $870, respectively.


See notes to financial statements       6

John Hancock Funds - Small Cap Equity Fund Y

Financial Highlights                                                                 YEAR ENDED                       PERIOD ENDED
                                                              ---------------------------------------------------------------------
                                                                02/28/98   02/28/99   02/29/00   02/28/01   02/28/02    06/28/02
                                                                                                                       (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $9.38     $11.74      $9.16     $18.09     $12.13      $10.18
Net investment income (loss) (1)                                   0.07       0.05       0.05      (0.04)     (0.02)      (0.01)
Net realized and unrealized gain (loss) on investments             3.65      (1.23)     10.96      (2.18)     (1.21)      (1.65)
Total from investment operations                                   3.72      (1.18)     11.01      (2.22)     (1.23)      (1.66)
Less distributions
From net investment income                                        (0.10)     (0.04)     (0.06)     (0.03)        --          --
From net realized gain                                            (1.26)     (1.20)     (2.02)     (3.71)     (0.72)         --
In excess of net realized gain                                       --      (0.16)        --         --         --          --
                                                                  (1.36)     (1.40)     (2.08)     (3.74)     (0.72)         --
Net asset value, end of period                                   $11.74      $9.16     $18.09     $12.13     $10.18       $8.52(2)
Total return (3,4)%                                               41.81      (9.46)    124.33     (10.14)    (11.16)     (16.31)(5)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $10         $7        $24        $30        $30         $25
Ratio of expenses to average net assets %                          0.80       0.80       0.80       0.80       0.80        0.80(6)
Ratio of adjusted expenses to average net assets (7)%              1.42       1.46       1.48       1.04       1.01        0.95(6)
Ratio of net investment income (loss) to average net assets %      0.62       0.45       0.37      (0.25)     (0.13)      (0.25)(6)
Portfolio turnover %                                                216        126        104        109         64          27

(1) Based on the average of the shares outstanding at the end of each month.
(2) Net asset value per share before the merger of assets to John Hancock Small Cap Equity Fund and the termination of the Fund. See Note A to financial statements.
(3) Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized
(6) Annualized
(7) Does not take into consideration expense reductions during the periods shown.


See notes to financial statements       7

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A

Organization

John Hancock Small Cap Equity Fund Y ("the Fund") is a separate portfolio of the John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was capital appreciation.

On June 19, 2002, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock Small Cap Equity Fund ("Small Cap Equity Fund") in exchange solely for shares of beneficial interest of the Small Cap Equity Fund.

After this transaction and as of the close of business on June 28, 2002, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies:
Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $475 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 28, 2002.

Securities lending

The Fund could lend securities to certain qualified brokers who paid the Fund negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of June 28, 2002.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subjected to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required. For federal income tax purposes, the Fund had $3,875,733 of a capital loss carryforward available, as of June 28, 2002, the Fund's final tax year. The entire loss carryforward expires June 28, 2009. The unused capital loss carryforward as of June 28, 2002 was transferred to the Small Cap Equity Fund and will be available, to the extent provided by regulations, to offset future net capital gains of the Small Cap Equity Fund. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. As of June 28, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings on a tax basis were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund had an investment management contract with Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser, equivalent, on an annual basis to the sum of; (a) 0.70% of the first $500 million of the Fund's average daily net asset value and (b) 0.65% of the Fund's average daily net asset value in excess of $500 million. The Adviser had agreed to limit the Fund's expenses to 0.80% of the Fund's average daily net assets. Accordingly, the reduction in the Fund's expesnes amounted to $14,568 for the period ended June 28, 2002.

The Fund had a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. During the period ended June 28, 2002, all sales of shares of beneficial interest were sold at net asset value. JH Funds paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which had not been herein specifically allocated to the Trust.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company, the Adviser's indirect parent company. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets, plus certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Investment transactions

Purchases and proceeds from sales of securities for the Fund, other than short-term securities and obligations of the U.S. Government, during the period ended June 28, 2002, aggregated $7,357,757 and $8,550,962, respectively.

The cost of investments owned on June 28, 2002, including short-term investments, for federal income tax purposes, was $32,471,769. Gross unrealized appreciation and depreciation of investments aggregated $3,146,303 and $10,856,722, respectively, resulting in net unrealized depreciation of $7,710,419. The difference between book basis and tax basis net unrealized of investments was attributable primarily to the tax deferral of losses on wash sales.

NOTE D

Reclassification of accounts

During the period ended June 28, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net investment loss of $24,674 and a decrease in capital paid-in of $24,674. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of June 28, 2002. These reclassifications, which had no impact on the net asset value of the Fund, were attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment loss per share in the financial highlights excludes these adjustments.

NOTE E

Shareholder meeting

On June 19, 2002, at a Special Shareholder Meeting (adjourned from May 29, 2002 and June 5, 2002), the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and Small Cap Equity Fund. The number of votes cast for and against the proposal: and that abstained from voting were as follows: FOR 1,590,728, AGAINST 809 and ABSTAINING 28,629.

The Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund to the Small Cap Equity Fund in exchange solely for shares of beneficial interest of the Small Cap Equity Fund. After this transaction and as of the close of business on June 28, 2002, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

NOTE F

Tax information notice

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for the period ended June 28, 2002.

The Fund designated no distributions to shareholders as capital gain dividends and no distributions qualified for the dividends received deduction available to corporations during the period ended June 28, 2002.

                               John Hancock Funds

                                    Trustees
                                James F. Carlin *
                              William H. Cunningham
                                 Richard R. Dion
                                John M. DeCiccio
                               Charles L. Ladner *
                                Steven Pruchansky
                                 Maureen R. Ford
                                 Norman H. Smith
                                John P. Toolan *
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803


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